ORGANIZATION AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND BASIS OF PRESENTATION [Abstract]
Schedule of Subsidiary Information

Due to the consolidation of the Affiliated PRC Entities, the Company reflected the following in the consolidated financial statements:

	As of December 31,
	2011	2012
	RMB	RMB	US$
Current assets	443,903	472,501	75,842
Non-current assets	188	334	54

Total assets	444,091	472,835	75,895

Current liabilities	440,469	561,232	90,084
Non-current liabilities	-	1,889	303

Total liabilities	440,469	563,121	90,387

	Year Ended December 31
	2010	2011	2012
	RMB	RMB	RMB	US$
Net revenues	425,762	553,481	212,898	34,172
Net income (loss)	6,145	4,706	(57,287)	(9,195)
Net cash provided by (used in) operating activities	9,612	(79,331)	72,580	11,693
Net cash used in investing activities	(56)	(49)	(57)	(9)
Net cash provided by financing activities	-	-	-	-